Premises and Equipment and Related Party Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2014 Buildings
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Depreciation expense	$ 931	$ 653
Rent expense	2,049	1,311
Number of buildings agreed to sell			3
Assets held for sale	$ 4,080